Note Payable Related Party (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	May 06, 2022	Dec. 31, 2021	Dec. 31, 2020	May 01, 2018
Maturity date			Jan. 01, 2023
Note Payable - Related Party current and non-current	$ 1,285,000		$ 1,285,000			$ 1,285,000
Interest Payable	252,000		252,000			236,000
Incurred interest expense	3,385	$ 0	3,385	$ 0
Interest rate					5.00%
Note Payable - Related Party	1,691,000		1,691,000			1,285,000	$ 1,285,000
Chairperson and President [Member]
Interest Payable	252,000		252,000			$ 236,000
Incurred interest expense	16,000	$ 16,000	32,000	$ 32,000
Interest rate								5.00%
Note Payable - Related Party	$ 406,200,000		$ 406,200,000		$ 406,200,000			$ 1,285,000,000